Deconsolidation of Subsidiary (Details) - Schedule of business combination - DDC CATV [Member] - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Deconsolidation of Subsidiary (Details) - Schedule of business combination [Line Items]
Total revenue	$ 1,568,078
Total expenses	1,644,560
Loss before tax	(76,482)
Tax expenses	2,560
Loss after tax	79,042
Other comprehensive loss, net of tax	25,364
Total assets	1,575,722	1,820,080
Total liabilities	1,765,211	1,905,163
Total equity	$ (189,489)	$ (85,083)